LONG-TERM DEBT (Details) - OLD PlayStudios, Inc. - Revolving credit facility $ in Millions	Mar. 27, 2020 USD ($)
Debt Instrument [Line Items]
Maximum amount of line of credit	$ 3.0
Minimum liquidity amount	$ 7.5
Maximum Total Leverage Ratio	2.25
Convertible ratio	4.00
Capitalization of debt issuance cost	$ 0.2
LIBOR
Debt Instrument [Line Items]
LIBOR floor	0.00%
LIBOR | Maximum
Debt Instrument [Line Items]
Spread on variable rate	2.75%
LIBOR | Minimum
Debt Instrument [Line Items]
Spread on variable rate	2.25%
Prime Rate
Debt Instrument [Line Items]
LIBOR floor	3.25%
Prime Rate | Maximum
Debt Instrument [Line Items]
Spread on variable rate	0.75%
Prime Rate | Minimum
Debt Instrument [Line Items]
Spread on variable rate	0.25%